As filed with the Securities and Exchange Commission on January 25, 2002 Registration No. 333-61135


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                       POST-EFFECTIVE AMENDMENT NO. 13 TO
                                   FORM S-6


                  FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                     PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                       Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)


                                (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                                   Dechert
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401


It is proposed that this filing will become effective on February 1, 2002 pursuant to paragraph (b) of Rule 485.


Title of securities being registered: interests in the Separate Account under M's Versatile Product Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Pacific Select   Exec Separate Account of Pacific Life Insurance Company

RECONCILIATION AND TIE BETWEEN
ITEMS IN FORM N-8B-2 AND THE PROSPECTUS
(PURSUANT TO INSTRUCTION 4 OF FORM S-6)

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)


Form N-8B-2                                                     Form S-6
Item Number                                              Heading in Prospectus

1.  (a)  Name of trust.................................  Prospectus front cover

    (b)  Title of securities issued....................  Prospectus front cover

2.  Name and address of each depositor.................  Prospectus front cover; Back cover

3.  Name and address of trustee........................  N/A

4.  Name and address of each principal underwriter.....  About Pacific Life

5.  State of organization of trust.....................  Pacific Select Exec Separate
                                                         Account

6.  Execution and termination of trust agreement.......  Pacific Select Exec Separate
                                                         Account

7.  Changes of name....................................  N/A

8.  Fiscal year........................................  N/A

9.  Material Litigation................................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities...............  M's Versatile Product basics; The death benefit

    (b)  Cumulative or distributive securities.........  M's Versatile Product basics; The death benefit



    (c) Withdrawal or redemption..........................................  Withdrawals, surrenders and loans

    (d) Conversion, transfer, etc. .......................................  Withdrawals, surrenders and loans

    (e) Periodic payment plan.............................................  N/A

    (f) Voting rights.....................................................  Voting Rights

    (g) Notice to security holders........................................  Reports we'll send you

    (h) Consents required.................................................  Voting Rights

    (i) Other provisions..................................................  N/A

11. Type of securities comprising units...................................  M's Versatile Product basics

12. Certain information regarding periodic payment plan certificates......  N/A

13. (a) Load, fees, expenses, etc. .......................................  Deductions from your premiums; Surrendering your policy

    (b) Certain information regarding periodic payment plan certificates..  N/A

    (c) Certain percentages...............................................  Deductions from your premiums

    (d) Difference in price...............................................  N/A

    (e) Certain other fees, etc. .........................................  Deductions from your premiums; Surrendering your policy

    (f) Certain other profits or benefits.................................  The death benefit; Your policy's accumulated value

    (g) Ratio of annual charges to income.................................  N/A

14. Issuance of trust's securities........................................  M's Versatile Product basics

15. Receipt and handling of payments from purchasers..........  How premiums work

16. Acquisition and disposition of underlying securities......  Your policy's accumulated value; Your investment options

17. Withdrawal or redemption..................................  Withdrawals, surrenders and loans

18. (a) Receipt, custody and disposition of income............  Your policy's accumulated value

    (b) Reinvestment of distributions.........................  N/A

    (c) Reserves or special funds.............................  N/A

    (d) Schedule of distributions.............................  N/A

19. Records, accounts and reports.............................  Statements and Reports

20. Certain miscellaneous provisions of trust agreement:

    (a) Amendment.............................................  N/A

    (b) Termination...........................................  N/A

    (c) and (d) Trustees, removal and successor...............  N/A

    (e) and (f) Depositors, removal and successor.............  N/A

21. Loans to security holders.................................  Withdrawals, surrenders and loans

22. Limitations on liability..................................  N/A

23. Bonding arrangements......................................  N/A

24. Other material provisions of trust agreement..............  N/A


III. Organizations, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor.......................................................  About Pacific Life

26.  Fees received by depositor......................................................  See Items 13(a) and 13(e)

27.  Business of depositor...........................................................  About Pacific Life

28.  Certain information as to officials and affiliated persons of depositor.........  About Pacific Life

29.  Voting securities of depositor..................................................  N/A

30.  Persons controlling depositor...................................................  N/A

31.  Payments by depositor for certain services rendered to trust....................  N/A

32.  Payments by depositor for certain other services rendered to trust..............  N/A

33.  Remuneration of employees of depositor for certain services rendered to trust...  N/A

34.  Remuneration of other persons for certain services rendered to trust............  N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states....................................  N/A

36.  Suspension of sales of trust's securities.......................................  N/A

37.  Revocation of authority to distribute...........................................  N/A

38. (a) Method of distribution............  How policies are distributed

    (b) Underwriting agreements...........  How policies are distributed

    (c) Selling agreements................  How policies are distributed

39. (a) Organization of principal
        underwriters......................  How policies are distributed

    (b) N.A.S.D. membership of principal
        underwriters......................  How policies are distributed

40. Certain fees received by principal
    underwriters..........................  How policies are distributed

41. (a) Business of each principal
    underwriter...........................  How policies are distributed

    (b) Branch offices of each principal
        underwriter.......................  N/A

    (c) Salesmen of each principal
        underwriter.......................  N/A

42. Ownership of trust's securities by
    certain persons.......................  N/A

43. Certain brokerage commissions received
    by principal underwriters.............  N/A

44. (a) Method of valuation...............  Your policy's accumulated value

    (b) Schedule as to offering price.....  How premiums work

    (c) Variation in offering price to
        certain persons...................  Monthly deductions

45. Suspension of redemption rights.......  Timing of payments, forms and requests

46.  (a) Redemption valuation..............    Withdrawals, surrenders and loans

     (b) Schedule as to redemption price...    Withdrawals, surrenders and loans

47.  Maintenance of position in
     underlying securities.................    Your investment options

V.   Information Concerning the Trustee
     or Custodian

48.  Organization and regulation               N/A
     of trustee............................

49.  Fees and expenses of trustees.........    N/A

50.  Trustee's lien........................    N/A

VI.  Information Concerning Insurance of
     Holders of Securities

51.  Insurance of holders of trust's
     securities............................    The death benefit

VII. Policy of Registrant

52.  (a) Provisions of trust agreement
         with respect to selection or
         elimination of underlying
         securities........................    How our accounts work

     (b) Transactions involving elimination
         of underlying securities..........    How our accounts work

     (c) Policy regarding substitution or
         elimination of underlying
         securities........................    See Items 13(a) and 52(a)

     (d) Fundamental policy not otherwise
         covered...........................    N/A

53.  Tax status of trust...................    Variable life insurance and your
                                               taxes

VIII. Financial and Statistical Information

54. Trust's securities during last ten years...  N/A

55. N/A

56. Certain information regarding periodic
    payment plan certificates..................  N/A

57. N/A

58. N/A

59. Financial statements (Instruction 1(c)
    of "Instructions as to the Prospectus" of
    Form S-6)..................................  Financial statements

                                  PROSPECTUS

(Included in Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-01-500099, as filed on April 26, 2001, and incorporated by reference herein; and Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form S-6 Accession No. 0001017062-01-500992 as filed on December 28, 2001, and incorporated by reference herein.)

                 Supplement to Prospectus dated May 1, 2001 for
                             M's Versatile Product
        Flexible Premium Variable Life Insurance Policies (the "policy")
                    Issued by Pacific Life Insurance Company

                    -----------------------------------------------------------
An additional       Effective February 1, 2002, an additional investment
investment          option is offered under your policy. This investment
option is           option is set up as a variable account under our separate
available.          account and invests in a corresponding portfolio of the M
                    Fund.

                    Variable Account V:   Business Opportunity Value Fund

                    -----------------------------------------------------------
An overview of M's  The following replaces Fees and expenses paid by the
Versatile Product   Pacific Select Fund and the M Fund: Fees and expenses paid
is revised          by the M Fund: Other Expenses:

                    . Other expenses

                    The table also shows expenses the M Fund paid in 2000 as an annual percentage of each portfolio's average daily net assets.

                  ----------------------------------------------------------------------------------
                                                         Advisory  Distribution   Other      Total
                  M Fund Portfolios/1/                     fee     (12b-1) fee   expenses   expenses
                  ----------------------------------------------------------------------------------
                                                         As an annual % of average daily net assets
                  Brandes International Equity           0.80%         --         0.39%       1.19%
                  Turner Core Growth                     0.45%         --         0.46%       0.91%
                  Frontier Capital Appreciation          0.90%         --         0.33%       1.23%
                  Clifton Enhanced U.S. Equity           0.44%         --         0.78%       1.22%
                  Business Opportunity Value Fund/2/     0.65%         --         0.54%       1.19%
                  ----------------------------------------------------------------------------------

                    /1/ Actual total net expenses for these portfolios in 2000 after the adviser's reimbursements were: 1.05% for Brandes International Equity, 0.70% for Turner Core Growth, 1.15% for Frontier Capital Appreciation, and 0.69% for Clifton Enhanced U.S. Equity. MFIA paid the difference. Until further notice, MFIA has voluntarily agreed to cap total annual operating expenses (on an annualized basis) for these portfolios at: 1.05% for the Brandes International Equity, 0.70% for the Turner Core Growth, 1.15% for Frontier Capital Appreciation, 0.69% for Clifton Enhanced U.S. Equity, and 0.90% for Business Opportunity Value Fund. Future fees and expenses may be different.

                    /2/ Fees and expenses shown are estimates for the first year of operation. Future expenses may be different.

                    -----------------------------------------------------------
Your investment     The following is added to the M Fund chart under Variable
options is revised  investment options:

                 M Fund      Investment   The Portfolio's Main     Portfolio
                 Portfolio   Goal         Investments              Manager

                 Business    Long-term    Equity securities of     Iridian Asset
                 Opportunity capital      U.S. issuers in the      Management
                 Value Fund  appreciation large-to-medium-         LLC
                                          capitalization segment
                                          of the U.S. stock
                                          market.

                    The portfolio's main investments for Brandes International Equity in the M Fund chart under Variable investment options is replaced with the following:

                    Equity securities of foreign issuers, including common stocks, preferred stocks and securities that are convertible into common stocks. Focuses on stocks with capitalizations of $1 billion or more. May also invest in emerging market securities.

Supplement dated February 1, 2002

Form No. 15-23923-00

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

Contents of Registration Statement

This Registration Statement on Form S-6 comprises the following papers and documents:

The facing table.
The cross-reference sheet.

The Prospectus consisting of 116 pages.

Supplement dated January 1, 2002 to Prospectus dated May 1, 2001 Consisting of 36 pages.

Supplement dated February 1, 2002 to Prospectus dated May 1, 2001 consisting of 1 page.

The undertaking to file reports.
Representation pursuant to Section 26(e) of the Investment Company Act of 1940. The Signatures.
Written consent of the following person (included in the exhibits shown below):

Deloitte & Touche, LLP, Independent Auditors
Dechert Price & Rhoads, Outside Counsel
The following exhibits:

1. (1) (a) Resolution of the Board of Directors of the Depositor dated
           November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993. /1/

       (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws. /1/

   (2) Inapplicable

   (3) (a) Distribution Agreement Between Pacific Life Insurance Company and Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities Network) /1/

       (b) Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers /2/

   (4) Inapplicable

   (5) (a) Flexible Premium Variable Life Insurance Policy /1/

       (b) Annual Renewable Term Rider (form R98-ART) /1/

       (c) Accounting Benefit Rider (form R98-ABR) /1/

       (d) Accelerated Living Benefit Rider (form R92-ABR) /1/

       (e) Spouse Term Rider (form R98-SPT) /1/

       (f) Children's Term Rider (form R84-CT) /1/

       (g) Waiver of Charges (form R98-WC) /2/

       (h) Accidental Death Benefit (form R84-AD) /1/

       (i) Guaranteed Insurability Rider (form R84-GI) /1/

       (j) Disability Benefit Rider (form R84-DB) /1/

       (k) M&E Risk Charge Endorsement /4/

       (l) Endorsement (E9852T) /4/

       (m) Estate Tax Repeal Rider /5/

   (6) (a) Bylaws of Pacific Life Insurance Company /1/

       (b) Articles of Incorporation of Pacific Life Insurance Company /1/

  (7)    Inapplicable

  (8)    Inapplicable

  (9)    (a) Participation Agreement between Pacific Life Insurance Company and
             Pacific Select Fund /3/
         (b) M Fund, Inc. Participation Agreement with Pacific Life Insurance Company /3/

         (c) Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 8/14/00 /5/

         (d) Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 12/22/00 /5/

         (e) Addendum to Participation Agreement with M Fund Inc. 8/7/00 /5/

         (f) Form of Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund /6/

         (g) Addendum to Participation Agreement with M Fund Inc. dated 12/11/01 /6/

         (h) Form of Addendum to Participation Agreement with M Fund Inc.
             /6/




  (10) Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire /5/

2. Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered /1/

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

6.  (a) Consent of Deloitte & Touche LLP /5/

    (b) Consent of Dechert Price & Rhoads /1/

7.  (a) Opinion of Actuary /6/

    (b) Form of Illustration of Policy Benefits /6/


8.  Memorandum Describing Issuance, Transfer and Redemption Procedures /1/

9.  Power of Attorney /3/

10. Inapplicable

11. Inapplicable

12. Inapplicable

13. Inapplicable

14. Inapplicable

15. Inapplicable

16. Inapplicable

17. Inapplicable


/1/ Filed as part of Registration Statement on Form S-6 via EDGAR on August 10,
    1998, File No. 333-61135, Accession Number 0001017062-98-001706.

/2/ Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 via EDGAR on November 19, 1999, File No. 333-61135, Accession Number 0001017062-98-002349.


/3/ Filed as part of Post-Effective Amendment No. 2 to the Registration
    Statement on Form S-6 via EDGAR on February 29, 2000, File No. 333-61135, Accession Number 0001017062-00-000579.


/4/ Filed as part of Post-Effective Amendment No. 8 to the Registration
    Statement on Form S-6 via EDGAR on December 1, 2000, File No. 333-61135, Accession Number 0001017062-00-002423.

/5/ Filed as part of Post-Effective Amendment No. 10 to the Registration
    Statement on Form S-6 via EDGAR on April 26, 2001, File No. 333-61135, Accession Number 0001017062-01-500099.

/6/ Filed as part of Post-Effective Amendment No. 12 to the Registration
    Statement on Form S-6 via EDGAR on December 28, 2001, File No. 333-61135, Accession Number 0001017062-01-500992.

UNDERTAKING TO FILE REPORTS

  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as maybe prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

  Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with the Policy.

RULE 484 UNDERTAKINGS

  Pacific Life's Bylaws provide in Article X, Section 1 for indemnification of directors, officers and employees of the Company.

  Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling period of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certfies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 25th day of January, 2002.


                                          PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                                      (Registrant)

                                          BY: PACIFIC LIFE INSURANCE COMPANY
                                                       (Depositor)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment
 No. 2 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-61135, Accession Number 0001017062-00-000579, and incorporated by reference herein.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 25th day of January, 2002.


                                         BY: PACIFIC LIFE INSURANCE COMPANY
                                                      (Registrant)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment
 No. 2 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-61135, Accession Number 0001017062-00-000579, and incorporated by reference herein.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:




Signature                     Title                                  Date

____________________          Director, Chairman of the Board        __________ , 2002
Thomas C. Sutton*             and Chief Executive Officer

____________________          Director and President                 __________ , 2002
Glenn S. Schafer*

____________________          Director, Executive Vice President     __________ , 2002
Khanh T. Tran*                and Chief Financial Officer

____________________          Director, Senior Vice President and    __________ , 2002
David R. Carmichael*          General Counsel

____________________          Director, Vice President and           __________ , 2002
Audrey L. Milfs*              Corporate Secretary

____________________          Vice President and Controller          __________ , 2002
Edward R. Byrd*

____________________          Vice President and Treasurer           __________ , 2002
Brian D. Klemens*

____________________          Executive Vice President               __________ , 2002
James T. Morris

*BY: /s/ DAVID R. CARMICHAEL                                          January 25, 2002
     David R. Carmichael
     as attorney-in-fact



(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-61135, Accession Number 0001017062-00-000579, and
 incorporated by reference herein.